Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 02, 2024	Jan. 18, 2024	Feb. 28, 2024
Subsequent Event [Line Items]
Additional extension payment		$ 11,559
Termination date		Mar. 19, 2024
Deposit	$ 500,000
Shares, Issued (in Shares)	500,000
Post-combination common stock	$ 5,000,000
Price per share (in Dollars per share)	$ 8		$ 10